Intangible assets (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current liabilities	R$ 222,413	R$ 142,757
Noncurrent liabilities	2,736,768	2,917,428
Total liabilities	2,959,181	3,060,185
Alto Tiete [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	91,782	69,442
Noncurrent liabilities	36,645	102,873
Total liabilities	128,427	172,315
Sao Lourenco [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	130,631	73,315
Noncurrent liabilities	2,700,123	2,814,555
Total liabilities	R$ 2,830,754	R$ 2,887,870